Post employment benefits - Schedule of charge before taxation (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	£ (38)	£ (64)	£ (95)
United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	(23)	(3)	(49)
Ireland
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	34	(13)	1
United States
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	(30)	(30)	(29)
Other
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	£ (19)	£ (18)	£ (18)